SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2013
SHARE-BASED COMPENSATION
Summary of share option activity

	Number of shares	Weighted average exercise price		Weighted average remaining contractual life (years)	Aggregate intrinsic value (thousands)
Outstanding at January 1, 2013	5,267,540	US$	18.01
Granted	1,364,064	US$	30.14
Exercised	1,357,376	US$	11.88
Forfeited	32,804	US$	23.79

Outstanding at December 31, 2013	5,241,424	US$	22.71	3.70	US$	85,100

Vested and expected to vest at December 31, 2013	4,993,818	US$	22.49	3.65	US$	82,191

Exercisable at December 31, 2013	2,513,568	US$	17.66	2.71	US$	53,515

Summary of non-vested share option activity

	Number of shares	Weighted average grant-date fair value
Non-vested at January 1, 2013	2,668,000	US$	9.17

Granted	1,364,064	US$	11.61
Vested	1,271,404	US$	8.41
Forfeited	32,804	US$	9.60

Non-vested at December 31, 2013	2,727,856	US$	10.74

Expected to vest at December 31, 2013	2,480,250	US$	10.74